UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

3500 Lacey Road, Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of January 31, 2017 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares India Portfolio (PIN)

January 31, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 6.3%
8,584	Bosch, Ltd.	$2,800,064
122,466	Mahindra & Mahindra, Ltd.	2,238,486
75,588	Maruti Suzuki India, Ltd.	6,566,948
411,281	Tata Motors, Ltd.	3,173,796

		14,779,294

	Consumer Staples - 5.5%
790,702	Hindustan Unilever, Ltd.	9,969,290
14,511	Nestlé India, Ltd.	1,251,620
53,763	United Spirits, Ltd. (b)	1,726,328

		12,947,238

	Energy - 25.9%
637,576	Bharat Petroleum Corp., Ltd.	6,405,832
1,527,093	Coal India, Ltd.	6,959,645
404,333	Hindustan Petroleum Corp., Ltd.	3,107,068
1,568,766	Indian Oil Corp., Ltd.	8,472,192
4,086,749	Oil & Natural Gas Corp., Ltd.	12,200,914
1,503,324	Reliance Industries, Ltd.	23,159,765

		60,305,416

	Financials - 17.5%
1,030,953	Axis Bank, Ltd.	7,081,201
48,534	Bajaj Finserv, Ltd.	2,321,970
631,055	Housing Development Finance Corp., Ltd.	12,704,348
961,779	ICICI Bank, Ltd.	3,812,668
390,050	ICICI Prudential Life Insurance Co., Ltd.	1,985,751
1,435,464	IDFC Bank, Ltd.	1,268,422
116,925	Indiabulls Housing Finance, Ltd.	1,293,681
50,854	Shriram City Union Finance, Ltd.	1,419,782
1,011,500	State Bank of India	3,881,554
238,513	Yes Bank, Ltd.	4,907,718

		40,677,095

	Health Care - 9.1%
219,969	Aurobindo Pharma, Ltd.	2,210,551
233,342	Cadila Healthcare, Ltd.	1,205,661
303,084	Cipla, Ltd.	2,570,261
32,229	Dr. Reddy’s Laboratories, Ltd.	1,434,047
107,099	Lupin, Ltd.	2,321,623
65,227	Piramal Enterprises, Ltd.	1,622,575
1,046,268	Sun Pharmaceutical Industries, Ltd.	9,738,643

		21,103,361

	Industrials - 4.5%
524,568	Adani Ports & Special Economic Zone, Ltd.	2,268,141
83,067	Bharat Electronics, Ltd.	1,885,521
7,190	Eicher Motors, Ltd.	2,440,483
86,366	Larsen & Toubro, Ltd.	1,841,061

Number of Shares		Value
	India (Continued)
	Industrials - 4.5% (continued)
116,687	Siemens, Ltd.	$1,972,044

		10,407,250

	Information Technology - 15.5%
376,905	HCL Technologies, Ltd.	4,506,249
1,587,799	Infosys, Ltd.	21,732,333
188,581	Tata Consultancy Services, Ltd.	6,197,921
537,235	Wipro, Ltd.	3,626,703

		36,063,206

	Materials - 9.9%
674,302	Ambuja Cements, Ltd.	2,276,496
162,590	Asian Paints, Ltd.	2,326,275
1,537,193	Hindustan Zinc, Ltd.	6,772,304
1,067,735	NMDC, Ltd.	2,263,891
38,980	UltraTech Cement, Ltd.	2,122,628
272,488	UPL, Ltd.	2,910,836
1,176,572	Vedanta, Ltd.	4,389,275

		23,061,705

	Telecommunication Services - 3.1%
931,106	Bharti Airtel, Ltd.	4,778,703
1,514,274	Idea Cellular, Ltd.	2,457,389

		7,236,092

	Utilities - 2.6%
3,912,684	NHPC, Ltd.	1,669,573
1,722,516	NTPC, Ltd.	4,375,793

		6,045,366

	Total Common Stocks-99.9%
	(Cost $155,893,615)	232,626,023

Principal
	Short-Term Instruments—0.2% Time Deposit—0.2%
$420,186	Citibank NA 0.29%, 02/01/17 (Cost $420,186)	420,186

	Total Investments—100.1%
	(Cost $156,313,801) (c)	233,046,209

	Other assets less liabilities—(0.1%)	(101,586)

	Net Assets-100.0%	$232,944,623

Footnotes to the Consolidated Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classifications Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At January 31, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $194,154,087. The net unrealized appreciation was $38,892,122 which consisted of aggregate gross unrealized appreciation of $98,387,889 and aggregate gross unrealized depreciation of $59,495,767.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of January 31, 2017, all securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in capacities and on dates indicated.

By:	/s/ Daniel E. Draper
Daniel E. Draper
President

Date: March 28, 2017

By:	/s/ Steven Hill
Steven Hill
Treasurer

Date: March 28, 2017